Financial Expenses	12 Months Ended
Dec. 31, 2020
Financial Expenses
Financial Expenses

Note 12 Financial Expenses

	Year Ended December 31,
	2020	2019
Interest on lease liabilities	(388)	(307)
Other interest expenses	(5)	(18)
Exchange rate differences	(53,267)	(2,383)
Changes in FX options measured at fair value	(3,318)	(2,700)
Total	(56,978)	(5,408)